Income Tax and Social Contribution - Summary of Deferred Income Tax Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income tax loss carry forwards	R$ 2,112,707	R$ 1,900,366
Social contribution tax loss carry forwards	772,304	704,480
Temporary differences
Foreign exchange-Loans and borrowings	548,568	590,696
Legal proceedings provision	365,997	367,060
Tax deductible goodwill	56,276	225,104
Impairment provision	250,236	319,070
Provisions for employee benefits	153,434	138,655
Allowance for doubtful accounts	25,991	77,168
Regulatory asset (liability)	65,318	71,039
Impairment of tax credit	61,324	51,057
Share-based payment transactions	291
Profit sharing	41,506	28,732
Interest on preferred shareholders payable in subsidiaries	218,599	219,019
Property, plant and equipment-useful life review	160,490	27,987
Contractual dispute	115,490	120,952
Other	297,932	264,094
Total	5,246,463	5,105,479
(-) Deferred taxes assets not recognized	(1,961,325)	(1,781,670)
Business combination-property, plant and equipment	110,149	144,952
Tax deductible goodwill	(369,044)	(348,192)
Lease	(277,091)	(138,525)
Concession contract	(8,681)	(10,617)
Unrealized gains on derivatives instruments	(102,410)	(47,757)
Income on formation of joint ventures	(1,135,036)	(1,135,036)
Business combination-Intangible asset	(3,723,742)	(3,764,925)
Other	(45,513)	(84,272)
Total	(5,551,368)	(5,384,372)
Total of deferred taxes recorded	(2,266,230)	(2,060,563)	R$ (2,434,456)
Deferred income tax-Assets	1,636,080	1,490,002
Deferred income tax-Liabilities	R$ (3,902,310)	R$ (3,550,565)